Restructuring Charges And Other Items (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Oct. 15, 2010	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 gal
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges			$ 102,000,000	$ 394,000,000	$ 1,353,000,000
Restructuring and other charges, after taxes			66,000,000	242,000,000	853,000,000
Tax credit for using alternative fuel mixtures, per gallon	0.50		0.50		0.50
Income tax credit		40,000,000
Alternative fuel mixture credits					2,100,000,000
Alternative fuel mixture credits included in cost of products sold, after taxes					1,400,000,000
Tax credit for production of cellulosic biofuel, per gallon					1.01
Production of black liquor not eligible for alternative fuel mixture credit, in gallons					64,000,000
Reduction In Taxes [Member]
Restructuring Cost and Reserve [Line Items]
Alternative fuel mixture credits					379,000,000
Fuel Mixture Credit [Member]
Restructuring Cost and Reserve [Line Items]
Income tax credit					1,700,000,000
Cellulosic Bio-Fuel Tax Credit [Member]
Restructuring Cost and Reserve [Line Items]
Income tax credit				40,000,000
2009 Organizational Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges					1,400,000,000
Restructuring and other charges, after taxes					853,000,000
Severance charges					166,000,000
Restructuring and other charges, related benefits					85,000,000
Severance costs and other benefits, number of employees					3,175
Number of employees terminated					3,175
2010 Organizational Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges				394,000,000
Restructuring and other charges, after taxes				242,000,000
Severance charges				46,000,000
Severance costs and other benefits, number of employees				1,650
Number of employees terminated				1,618
2011 Organizational Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges			102,000,000
Restructuring and other charges, after taxes			66,000,000
Severance charges			$ 25,000,000
Severance costs and other benefits, number of employees			629
Number of employees terminated			454